Financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Financial Assets

The Company holds the following financial instruments:

Financial assets	Assets at FVPL	Assets at amortized cost	Total
December 31, 2018
Trade receivables	—	136,611	136,611
Financial investments	2,370	808,789	811,159
Financial instruments from acquisition of interests	26,630	—	26,630
Cash and cash equivalents	12,301	—	12,301

	41,301	945,400	986,701

	Assets at FVPL	Loans and receivables	Total
December 31, 2017
Trade receivables	—	94,936	94,936
Financial investments	36,686	46,522	83,208
Financial instruments from acquisition of interests	12,511	—	12,511
Cash and cash equivalents	834	—	834

	50,031	141,458	191,489

Summary of Financial Liabilities

Financial liabilities	Liabilities at FVPL	Liabilities at amortized cost	Total
December 31, 2018
Trade payables	—	14,845	14,845
Financial instruments from acquisition of interests	25,097	—	25,097
Accounts payable to selling shareholders	—	181,381	181,381

	25,097	196,226	221,323

December 31, 2017
Trade payables	—	3,918	3,918
Financial instruments from acquisition of interests	13,637	—	13,637
Accounts payable to selling shareholders	—	58,003	58,003

	13,637	61,921	75,558

Summary of Financial Assets and Liabilities Recognized at Fair Value

Assets and liabilities are measured and recognized at fair value as follows:

	Hierarchy	2018	2017
Financial assets
Cash and cash equivalents	Level 2	12,301	834
Financial investments	Level 2	2,370	36,686
Derivative financial instruments	Level 3	26,630	12,511
Financial liabilities
Derivative financial instruments	Level 3	25,097	13,637

Summary of Recurring of Fair Value Measurements

The following table presents the changes in level 3 items for the years ended December 31, 2018, 2017 and 2016.

Recurring fair value measurements	Financial instruments from acquisition of interests (assets)	Financial instruments from acquisition of interests (liabilities)
Balance as of December 31, 2015	2,901	(20,474)
Acquisitions	8,851	(29,724)
Deferred revenue in Escola de Aplicação São José dos Campos	—	(201)
Disposals	(2,501)	—
Gains/(losses) recognized in statement of income	11,359	20,323

Balance as of December 31, 2016	20,610	(30,076)

Acquisitions	—	(364)
Disposals	(4,542)	19,852
Deferred revenue in Escola de Aplicação São José dos Campos	—	51
Losses recognized in statement of income	(3,557)	(3,100)

Balance as of December 31, 2017	12,511	(13,637)

Payment of capital increase in Geekie	—	2,000
Deferred revenue in Escola de Aplicação São José dos Campos	—	50
Gains (losses) recognized in statement of income (loss)	14,119	(13,510)

Balance as of December 31, 2018	26,630	(25,097)